Long-Term Debt (Maturities Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 181.1
2015	201.4
2016	3.2
2017	19.1
2018	152.2
Thereafter	312.5
Total	$ 869.5	$ 1,055.4